NATURE OF OPERATIONS AND BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS AND BASIS OF PRESENTATION

1. NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Nature of Operations - Forafric Global PLC and Subsidiaries (the “Company”, “we”, “us” or “our”), formerly known as Forafric Agro Holdings Limited, through its subsidiaries is a market leader in the milling industry in Morocco, with a complete offering of flours and semolina, secondary processing products including pasta and couscous, rice, and starches (“Milling Business”).

These condensed consolidated financial statements are the condensed consolidated financial statements of the Company and its subsidiaries, each of which is controlled, and is based on the financial position and results of operations of the Company as a standalone company. Intercompany balances and transactions between consolidated entities have been eliminated. Refer to Note 20 — Related Parties for further information regarding the Company’s related party transactions.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(Continued)

Basis of Presentation - The accompanying Unaudited Condensed Consolidated Financial Statements have been prepared in accordance with US GAAP for interim financial information. Accordingly, they do not include all of the information and disclosures required by accounting principles generally accepted in the United States of America for annual financial statements. In the opinion of management, such statements include all adjustments (consisting only of normal recurring items) which are considered necessary for a fair presentation of the Unaudited Condensed Consolidated Financial Statements of the Company as of June 30, 2025, and for the six months ended June 30, 2025, and 2024. The results of operations for the six months ended June 30, 2025, and 2024 are not necessarily indicative of the operating results for the full year. It is suggested that these Unaudited Condensed Consolidated Financial Statements be read in conjunction with the financial statements and notes thereto for the year ended December 31, 2024. The Balance Sheet as of December 31, 2024, has been derived from the Company’s audited Financial Statements. Unless otherwise noted, discussion in these Notes to the Condensed Consolidated Financial Statements refers to our continuing operations. Refer to Note 21, Assets and liabilities held for sale and discontinued operations, for additional information.